PLAN DESCRIPTION - Narrative (Details) - EBP 001	12 Months Ended
Jun. 30, 2025 year
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age	65